FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Cash	$ 174,258	$ 213,059
Other investments	114,598	129,945
Premises and equipment	197,965	194,740
Total assets	18,570,261	17,532,900
Short-term Debt	755,452	937,814	$ 1,287,156
Subordinated Debt	314,619	314,163
Other liabilities	700,121	622,200
Total liabilities	16,132,220	15,264,926
Shareholders’ equity	2,438,041	2,267,974	2,041,373	$ 2,258,942
Total liabilities and shareholders’ equity	18,570,261	17,532,900
Income Statement [Abstract]
Noninterest income	223,568	212,422	189,641
Interest Expense, Operating	390,085	275,234	65,863
Salaries and employee benefits	304,389	292,731	269,368
Professional services	14,087	9,926	9,734
Income before income taxes and equity in undistributed net earnings of subsidiaries	268,324	318,596	241,722
Income tax expense (benefit)	39,494	62,733	24,110
Net income	228,830	255,863	217,612
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	248,850	304,707	(140,618)
Operating activities
Net income	228,830	255,863	217,612
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	30,323	30,026	31,181
Stock-based compensation expense	15,693	14,898	13,379
Equity Securities, FV-NI, Unrealized Gain (Loss)	(2,200)
Deferred income taxes	21,202	13,365	(3,505)
Decrease (increase) in other assets	(172,489)	159,446	(226,398)
Net cash provided by (used in) operating activities	262,156	486,969	200,846
Investing activities
Net cash acquired (paid) in business combinations	(96,887)	(3,535)	0
Proceeds from sales of investment securities	482,587	440,815	704,304
Payments to Acquire Debt Securities, Available-for-sale	(981,290)	(96,745)	(641,643)
Payments to Acquire Property, Plant, and Equipment	21,075	24,135	13,778
Payments for (Proceeds from) Other Investing Activities	16	0	1,011
Net cash provided by (used in) investing activities	(1,000,035)	(701,265)	(883,105)
Financing activities
Net (decrease) increase in short-term borrowings	(182,362)	(349,342)	990,953
Cash dividends paid on common stock	(89,544)	(87,159)	(86,606)
Proceeds from exercise of stock options, net of shares purchased	0	48	177
Net cash provided by (used in) financing activities	699,078	219,854	669,729
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(38,801)	5,558	(12,530)
Cash and due from banks at beginning of year	213,059
Cash and due from banks at end of year	174,258	213,059
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	214,464	134,745	91,013	$ 49,746
Other investments	1,333	1,134
Notes Payable	7,500	7,500
Premises and equipment	250	274
Other assets	111,054	101,001
Total assets	2,759,274	2,587,980
Subordinated Debt	313,392	312,550
Dividends payable	1,659	1,440
Other liabilities	6,182	6,016
Total liabilities	321,233	320,006
Shareholders’ equity	2,438,041	2,267,974
Total liabilities and shareholders’ equity	2,759,274	2,587,980
Income Statement [Abstract]
Interest income	24	42	37
Noninterest income	262	1,230	13
Dividends from subsidiaries	200,000	164,974	171,900
Total income	200,694	165,700	171,794
Interest Expense, Operating	18,400	18,305	16,624
Salaries and employee benefits	16,410	16,351	13,547
Professional services	1,346	1,510	256
Other	5,150	5,281	5,581
Total expenses	41,306	41,447	36,008
Income before income taxes and equity in undistributed net earnings of subsidiaries	159,388	124,253	135,786
Income tax expense (benefit)	(9,714)	(9,879)	(8,523)
Income (Loss) from Equity Method Investments	59,728	121,731	73,303
Net income	228,830	255,863	217,612
Operating activities
Net income	228,830	255,863	217,612
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(59,728)	(121,731)	(73,303)
Depreciation and amortization	853	975	860
Stock-based compensation expense	15,693	14,898	13,379
Equity Securities, FV-NI, Unrealized Gain (Loss)	(408)	546	156
Deferred income taxes	1	(285)	(475)
(Decrease) increase in dividends payable	219	169	229
(Decrease) increase in other liabilities	(109)	(213)	634
Decrease (increase) in other assets	(10,054)	(10,129)	(8,748)
Net cash provided by (used in) operating activities	175,297	140,093	150,344
Investing activities
Capital contributions to subsidiaries	(1,000)	(167)	0
Net cash acquired (paid) in business combinations	0	(3,400)	0
Proceeds from sales of investment securities	209	0	0
Payments to Acquire Property, Plant, and Equipment	(2)	(13)	0
Net cash provided by (used in) investing activities	(777)	(3,580)	1,011
Financing activities
Net (decrease) increase in short-term borrowings	0	0	(20,000)
Cash dividends paid on common stock	(89,544)	(87,159)	(86,606)
Proceeds from exercise of stock options, net of shares purchased	0	48	177
Other	(5,257)	(5,670)	(3,659)
Net cash provided by (used in) financing activities	(94,801)	(92,781)	(110,088)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	79,719	43,732	41,267
Cash and due from banks at beginning of year	134,745	91,013	49,746
Cash and due from banks at end of year	214,464	134,745	$ 91,013
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	2,414,247	2,334,411
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	10,426	8,915
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 2,424,673	$ 2,343,326